UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Real Estate Index Fund

October 31, 2014

1.929348.103

URX-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 98.4%
REITs - Apartments - 17.6%
American Campus Communities, Inc.	69,235	$ 2,718,858
American Homes 4 Rent Class A	91,092	1,596,843
Apartment Investment & Management Co. Class A	96,398	3,450,084
Associated Estates Realty Corp.	38,031	742,745
AvalonBay Communities, Inc.	86,559	13,489,355
Camden Property Trust (SBI) (d)	56,457	4,328,558
Education Realty Trust, Inc.	92,084	1,036,866
Equity Residential (SBI)	238,682	16,602,720
Essex Property Trust, Inc.	41,888	8,451,323
Home Properties, Inc.	37,696	2,424,230
Mid-America Apartment Communities, Inc.	49,614	3,505,725
Post Properties, Inc.	35,896	2,008,022
Silver Bay Realty Trust Corp.	25,385	429,768
UDR, Inc.	166,074	5,020,417
TOTAL REITS - APARTMENTS		65,805,514
REITs - Diversified - 8.5%
Cousins Properties, Inc.	135,693	1,765,366
Digital Realty Trust, Inc. (d)	89,405	6,168,051
Duke Realty LP	225,102	4,267,934
DuPont Fabros Technology, Inc. (d)	43,023	1,332,422
Liberty Property Trust (SBI)	97,719	3,397,690
PS Business Parks, Inc.	12,777	1,076,079
Vornado Realty Trust	115,156	12,607,279
Washington REIT (SBI) (d)	43,963	1,242,394
TOTAL REITS - DIVERSIFIED		31,857,215
REITs - Health Care - 12.8%
HCP, Inc.	302,735	13,311,258
Health Care REIT, Inc. (d)	213,808	15,203,887
Healthcare Realty Trust, Inc.	64,306	1,702,180
LTC Properties, Inc.	22,991	964,243
Senior Housing Properties Trust (SBI)	134,448	3,037,180
Universal Health Realty Income Trust (SBI)	8,531	413,327
Ventas, Inc. (d)	194,206	13,305,053
TOTAL REITS - HEALTH CARE		47,937,128
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - 7.4%
Ashford Hospitality Prime, Inc.	15,582	$ 270,036
Ashford Hospitality Trust, Inc. (d)	51,256	579,193
DiamondRock Hospitality Co.	129,124	1,852,929
FelCor Lodging Trust, Inc.	72,987	783,151
Hersha Hospitality Trust	132,444	965,517
Hospitality Properties Trust (SBI)	98,838	2,926,593
Host Hotels & Resorts, Inc.	499,435	11,641,830
LaSalle Hotel Properties (SBI)	68,666	2,692,394
Pebblebrook Hotel Trust	44,699	1,904,177
Strategic Hotel & Resorts, Inc. (a)	163,223	2,097,416
Sunstone Hotel Investors, Inc.	135,546	2,075,209
TOTAL REITS - HOTELS		27,788,445
REITs - Manufactured Homes - 1.1%
Equity Lifestyle Properties, Inc.	52,590	2,582,169
Sun Communities, Inc. (d)	29,217	1,693,709
TOTAL REITS - MANUFACTURED HOMES		4,275,878
REITs - Office Property - 13.3%
Alexandria Real Estate Equities, Inc. (d)	47,341	3,929,303
BioMed Realty Trust, Inc.	128,757	2,796,602
Boston Properties, Inc. (d)	101,016	12,803,778
Brandywine Realty Trust (SBI)	116,187	1,792,765
Columbia Property Trust, Inc.	82,454	2,080,314
Corporate Office Properties Trust (SBI)	57,851	1,581,646
Douglas Emmett, Inc.	89,540	2,518,760
Equity Commonwealth	85,030	2,271,151
First Potomac Realty Trust	38,803	485,038
Franklin Street Properties Corp.	58,833	705,408
Highwoods Properties, Inc. (SBI)	59,622	2,555,995
Kilroy Realty Corp. (d)	54,882	3,717,707
Mack-Cali Realty Corp.	55,191	1,033,727
New York (REIT), Inc.	107,010	1,200,652
Parkway Properties, Inc.	54,753	1,097,798
Piedmont Office Realty Trust, Inc. Class A (d)	101,825	1,980,496
SL Green Realty Corp. (d)	63,077	7,298,009
TOTAL REITS - OFFICE PROPERTY		49,849,149
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Regional Malls - 17.2%
CBL & Associates Properties, Inc. (d)	112,345	$ 2,149,160
General Growth Properties, Inc.	414,041	10,727,802
Glimcher Realty Trust	95,908	1,316,817
Pennsylvania Real Estate Investment Trust (SBI) (d)	45,356	971,979
Rouse Properties, Inc. (d)	22,859	416,262
Simon Property Group, Inc.	205,046	36,746,297
Tanger Factory Outlet Centers, Inc.	63,264	2,262,953
Taubman Centers, Inc.	41,778	3,177,217
The Macerich Co.	92,831	6,544,586
TOTAL REITS - REGIONAL MALLS		64,313,073
REITs - Shopping Centers - 8.5%
Acadia Realty Trust (SBI) (d)	39,139	1,221,137
Brixmor Property Group, Inc.	48,515	1,181,825
Cedar Shopping Centers, Inc.	45,471	312,840
DDR Corp. (d)	196,894	3,571,657
Equity One, Inc.	50,655	1,215,720
Federal Realty Investment Trust (SBI)	44,681	5,888,956
Inland Real Estate Corp.	58,086	616,292
Kimco Realty Corp. (d)	271,195	6,766,315
Kite Realty Group Trust	54,874	1,420,688
Ramco-Gershenson Properties Trust (SBI)	50,363	880,345
Regency Centers Corp.	60,939	3,698,997
Saul Centers, Inc.	7,411	407,234
Washington Prime Group, Inc. (d)	102,378	1,804,924
Weingarten Realty Investors (SBI) (d)	74,207	2,690,004
TOTAL REITS - SHOPPING CENTERS		31,676,934
REITs - Storage - 6.9%
CubeSmart	106,284	2,237,278
Extra Space Storage, Inc.	72,722	4,229,512
Public Storage	95,684	17,638,389
Sovran Self Storage, Inc. (d)	21,958	1,868,406
TOTAL REITS - STORAGE		25,973,585
REITs - Warehouse/Industrial - 5.1%
DCT Industrial Trust, Inc. (d)	220,011	1,885,494
EastGroup Properties, Inc. (d)	20,864	1,436,695
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - continued
First Industrial Realty Trust, Inc.	72,920	$ 1,424,128
Prologis, Inc.	329,899	13,740,293
Rexford Industrial Realty, Inc.	26,607	411,078
TOTAL REITS - WAREHOUSE/INDUSTRIAL		18,897,688
TOTAL REAL ESTATE INVESTMENT TRUSTS		368,374,609
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	110,758	2,313,735
TOTAL COMMON STOCKS (Cost $322,580,294)		370,688,344
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (e) (Cost $199,967)	$ 200,000	199,971
Money Market Funds - 10.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	2,768,177	2,768,177
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	35,384,500	35,384,500
TOTAL MONEY MARKET FUNDS (Cost $38,152,677)		38,152,677
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $360,932,938)		409,040,992
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(34,706,937)
NET ASSETS - 100%		$ 374,334,055
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 3,318,810	$ 89,476
1 CME S&P 500 Index Contracts (United States)	Dec. 2014	502,850	6,058
TOTAL EQUITY INDEX CONTRACTS		$ 3,821,660	$ 95,534

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,974.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 885
Fidelity Securities Lending Cash Central Fund	5,535
Total	$ 6,420
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 370,688,344	$ 370,688,344	$ -	$ -
U.S. Treasury Obligations	199,971	-	199,971	-
Money Market Funds	38,152,677	38,152,677	-	-
Total Investments in Securities:	$ 409,040,992	$ 408,841,021	$ 199,971	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 95,534	$ 95,534	$ -	$ -
Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $361,953,359. Net unrealized appreciation aggregated $47,087,633, of which $49,767,701 related to appreciated investment securities and $2,680,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014